UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.      Name and address of issuer:
        Kansas City Life Variable Annuity Separate Account
        3520 Broadway
        Kansas City, Mo 64111

2.      Class of securities:  Variable Annuity Contracts.

3.      Investment Company Act File Number: 811-8994.
        Securities Act File Number 33-89984.

4.      Last day of fiscal year for which Notice is filed:   Year ended
        December 31, 2000.

5.      Not Applicable.

6.      Not Applicable.

7. Number of securities of same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24F-2, but which remained unsold at the beginning of such fiscal year: 0.

8. Number of securities, if any, registered during fiscal year other than pursuant to Rule 24F-2: 0.

9.      Number of securities sold during such fiscal year:  2,279
        Aggregate sale price of securities sold during such fiscal
        year:    $192,657,949.

10. Number of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: 2,279
        Aggregate sale price of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24F-2: $192,657,949.

11. The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans:
        Not  Applicable.

12.     Calculation of Registration Fee

          i). Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24F-2 192,657,949

          ii). Aggregate price of shares issued in connection with dividend reinvestment plans 0

          iii).Aggregate price of shares redeemed or repurchased during the fiscal year 119,737,439

          iv). Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 0

          v). Net aggregate price of securities sold and issued during the fiscal in reliance on Rule 24F-2 ((i) plus (ii) minus (iii) plus
               (iv)) 72,920,509

          vi). Multiplier  prescribed by Section 6(b) of the  Securities  Act of
               1933  or  other   applicable   regulation   (1/33  of  1  percent
               (.00030303)) x 0.000250

          vii). Fee due ((v) multiplied by (vi)) $18,230

13. Are fees being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a)? Yes,fees are being sent to the lockbox.

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 26, 2001


The required opinion of counsel is attached hereto.

By:     /s/ John K. Koetting
        John K. Koetting
        Vice President and Controller
        Kansas City Life Variable Annuity Separate Account

Date:   February 27, 2001